Warrant Liability - Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model (Details) - Black Scholes Merton Valuation Model [Member] - $ / shares		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model [Line Items]
Share price		$ 6.32	$ 4.76
Exercise price		$ 9.82	$ 9.82
Average risk-free interest rate		2.95%	2.57%
Average expected volatility	[1]	39.00%	39.00%
Average expected life (years)		2 years 6 months	2 years 9 months

[1]	Expected volatility has been based on historical share volatility and that of similar market participants.